August 25, 2006

VIA EDGAR

Ms. Sara D. Kalin
Branch Chief—Legal
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-7010
Mail Stop 3561

Re:
Hertz Global Holdings, Inc.
Registration Statement on Form S-1
Filed July 14, 2006
File No. 333-135782

Dear Ms. Kalin,

        This letter sets forth the responses of Hertz Global Holdings, Inc. (the "Company") to the comments contained in your letter, dated August 11, 2006, relating to the Registration Statement on Form S-1 (the "Registration Statement") of the Company filed with the Securities and Exchange Commission (the "Commission") on July 14, 2006. The comments of the Commission are set forth in bold/italicized text below, and the Company's responses are set forth in plain text immediately beneath each comment.

        The Company is filing, via EDGAR, Amendment No. 1 ("Amendment No. 1") to the Registration Statement. Enclosed with the paper copy of this letter are two copies of a clean version of Amendment No. 1, as well as two copies of a blacklined version of Amendment No. 1, marked to show changes from the Registration Statement filed on July 14, 2006. We have also enclosed with the paper copy of this letter supplemental materials requested by the staff of the Commission (the "Staff") or responsive to the Staff's comments. Pursuant to Rule 418(b) promulgated under the Securities Act of 1933, as amended ("Rule 418(b)"), the supplemental information is being provided to the Staff on a supplemental, confidential basis only and is not to be filed with or deemed a part of Amendment No. 1.

        Pursuant to Rule 418(b), the Company hereby requests that the supplemental information be returned to the undersigned promptly following completion of the Staff's review of the supplemental information.

        The Company believes that the supplemental information contains information relating to its operations and market position, and that disclosure of this information could cause substantial competitive harm to the Company and is not necessary for the protection of investors.

        Please call the undersigned when the Staff has completed its review and the Company will arrange to have the supplemental information retrieved. The Company respectfully reserves the right to have the supplemental information returned to the Company at an earlier date.

        Page references in the responses below are to the blacklined version of Amendment No. 1.

        Please note that Amendment No.1 has been updated to include the financial data of the Company through June 30, 2006.

General

1.
Prior to printing and distribution of the preliminary prospectus, please supplementally provide us mock-ups of any pages that include any additional pictures or graphics to be presented. Accompanying captions, if any, should also be provided. We may have comments after reviewing the materials.

        In response to the Staff's comment, the Company has supplementally provided with the paper copy of this letter three (3) copies of the artwork proposed to be included in the prospectus.

Registration Statement Cover Page

2.
Please revise your fee table to separately list the shares offered by the selling shareholders.

        In response to the Staff's comment, the Company has revised the fee table on the cover page to Amendment No. 1 to indicate that the shares being registered include an indeterminate number of shares to be sold by the selling stockholders. The Company supplementally advises the Staff that, in a subsequent pre-effective amendment to the registration statement, the prospectus will be revised to reflect the number of shares to be sold by the Company and the number of shares to be sold by the selling stockholders.

Prospectus Cover Pace

3.
Please remove the terms, "Joint Global Coordinators and Bookrunners" and "Joint Bookrunners" from the cover page of your prospectus.

        In response to the Staff's comment, the Company has removed the references to "Joint Global Coordinators and Bookrunners" and "Joint Bookrunners" from the front cover page of the prospectus.

Summary, page 1

General

4.
Please revise to balance the disclosure regarding your company. For example, if you choose to discuss your revenues and operating income, you should also provide information regarding your net income. Additionally, while we note that you have provided financial information regarding your fiscal year ended December 31, 2005, as the acquisition and refinancing transactions did not take place until shortly before your year-end, revise to provide comparable information regarding the results of your business since the acquisition to give an investors a better idea of how the company they will be investing in has performed so far.

        In response to the Staff's comment, the Company has revised the prospectus summary to balance the disclosure regarding the Company, including to present net income and comparable financial information for the six months ended June 30, 2006.

Our Segments, page 1

5.
Please provide us with support for the first four "key facts" you reference on page 2, as well as for other statements throughout the document regarding your competitive position. For example, we note your statements that you maintain the second largest market share in the off-airport car rental market in the U.S. and that HERC has long been a leader in the equipment rental business in the U.S.

        "We own what we believe is the largest worldwide general use car rental brand...based on revenues." The Company is furnishing the Staff supplementally as Annex 5 to the paper copies of this response letter a copy of the Company's internal schedule summarizing available third party data and the Company's estimates based on management's knowledge of the U.S. car rental industry, together with copies of the underlying third party sources, in each case marked to show the location of the information supporting the Company's claim.

        "We own what we believe is...one of the largest equipment rental businesses in the United States...based on revenues." The Company supplementally advises the Staff that, while it believes that it remains the third largest equipment rental business in the United States as measured by revenues, it has revised this disclosure to read "one of the largest equipment rental businesses" instead of "the third largest equipment rental business" because of uncertainty created by the recently announced acquisition of NationsRent Companies Inc. by Sunbelt Rentals Inc., a subsidiary of Ashtead Group plc. The Company is furnishing the Staff supplementally a copy of the relevant third party source supporting the revised statement, marked to show the location of the information supporting the Company's claim. [See Annex 5-A.]

        "We maintain the leading airport car rental market share, by overall reported revenues, in the United States..." The Company is furnishing the Staff supplementally a survey of data obtained from the U.S. airports at which it rents cars, marked to show the location of the information supporting the Company's claim. [See Annex 5-B.]

        "We maintain the leading airport car rental market share, by overall reported revenues,...at the 69 major airports in Europe where we have company-operated locations and which have provided data regarding car rental concessionaire activity." The Company is furnishing the Staff supplementally a survey of data from the relevant European airports, marked to show the location of the information supporting the Company's claim. [See Annex 5-C.]

        "We believe that we also maintain the second largest market share, by revenues, in the off-airport car rental market in the United States." The Company is furnishing the Staff supplementally a copy of the relevant Company estimates, marked to show the location of the information supporting the Company's claim. [See Annex 5-D.]

        "#1 worldwide general use car rental brand." The Company is furnishing the Staff supplementally a copy of the Company's internal schedule summarizing available third party data and the Company's estimates based on management's knowledge of the U.S. car rental industry, together with copies of the underlying third party sources, in each case marked to show the location of the information supporting the Company's claim. [See Annex 5-E.]

        "#1 brand overall at U.S. airports with a #1 market position in each of the business and leisure markets." The Company is furnishing the Staff supplementally a copy of a survey of data obtained from the U.S. airports at which it rents cars, the relevant Company estimates and available third party sources, in each case marked to show the location of the information supporting the Company's claim. [See Annex 5-F.]

        "HERC...has long been a leader in equipment rental in the United States." The Company is furnishing the Staff supplementally a copy of the relevant third party source, marked to show the location of the information supporting the Company's claim. [See Annex 5-G.]

        "We have maintained a leadership position [in airport car rentals in the United States] for more than 30 years." The Company is furnishing the Staff supplementally a copy of a survey of data obtained from the U.S. airports at which it rents cars, marked to show the location of the information supporting the Company's claim. [See Annex 5-H.]

        "We have a leading position with [corporate customers]." The Company is furnishing the Staff supplementally a copy of the Company's internal compilation of the relevant supporting data, marked to show the location of the information supporting the Company's claim. [See Annex 5-I.]

        "We believe...HERC is the fourth largest general equipment rental company in France and Spain based on revenues." The Company is furnishing the Staff supplementally a copy of the Company's compilation of supporting data, which is based on available third party sources, marked to show the location of the information supporting the Company's claim. [See Annex 5-J.]

        "We maintain...what we believe to be the largest number of company-operated airport car rental locations in the world." The Company is furnishing the Staff supplementally a copy of the relevant Company estimates, marked to show the location of the information supporting the Company's claim. [See Annex 5-K.]

        "We believe we are a market leader in heavy truck rental in Germany." The Company is furnishing the Staff supplementally a copy of the relevant Company support, marked to show the location of the information supporting the Company's claim. [See Annex 5-L.]

Our Markets, page 2

6.
We note your reference in this section and throughout the document to industry information provided by Auto Rental News and the FAA, as well as to information based on "industry sources" "air travel trade association data" "a leading construction industry research resource" and other general references. Please revise your disclosure throughout the prospectus to indicate the date of each of the reports or resources you reference. Additionally, please revise throughout the document to either identify the sources of the general references you make or revise to attribute the information to the company, based on its own research. For example, revise to specifically identify the "air travel trade association data" and "industry sources" you refer to. Finally, please be advised that you must provide consents with respect to any statistics or other data provided that are not either attributed to the company or based on public information available for free or at a nominal cost. See Rule 436 of Regulation C. Revise throughout the document as appropriate.

        In response to the Staff's comment, the Company has revised the disclosure throughout Amendment No. 1, including on page 2, to specifically identify the sources on which the Company relies and to indicate the date of each of the resources the Company references or to attribute the information to the Company, based on its own research.

Principal and Selling Stockholders, page 7

7.
Please expand this section to include a table for investors clearly disclosing the aggregate amount of the investment the sponsors made in connection with the acquisition and refinancing transactions, the aggregate amount of funds they have received so far (including dividends, consulting fees and any other amounts received from the company or its affiliates), the estimated amount they will receive as selling shareholders and the value of their remaining ownership interest based on the offering price of the company's stock.

        In response to the Staff's comment, the Company has revised the disclosure at page 7 of Amendment No. 1 to include the amount of consulting fees received to date by each Sponsor and the percentage of the Company each Sponsor owned immediately prior to the proposed offering and the percentage they are expected to own after the completion of the proposed offering. The Company has further revised the disclosure at page 7 to include cross-references to the disclosures throughout Amendment No.1 that present the remainder of the information requested by the Staff, including "Summary—Recent Developments—Hertz Holdings Loan Facility and Hertz Holdings Dividend," "Recent Transactions," "Dividend Policy" and "Certain Relationships and Related Party Transactions." The Company believes that the additional disclosure, together with the cross-references, discloses the information regarding the Sponsors' investment and fees received by the Sponsors with appropriate prominence.

8.
Revise this section to disclose the percentage of common stock the sponsors will continue to own following the public offering and the rights they have regarding the nomination of directors.

        In response to the Staff's comment, the Company has revised the disclosure on pages 7-8 of Amendment No. 1 to include disclosure of the percentage of common stock that the Sponsors will continue to own following the offering, and to include a cross-reference to the discussion of the rights they will continue to have regarding the nomination of directors as set forth under the caption "Certain Relationships and Related Transactions—Stockholders' Agreement."

Summary Historical and Unaudited Pro Forma Financial Data, page 9

9.
We note that the fiscal year 2005 statement of operations data included in your "Summary Historical and Unaudited Pro Forma Financial Data" table is based upon combined predecessor and successor financial information. The presentation of combined predecessor and successor financial data is not considered appropriate due to the change in basis that resulted from Hertz Global Holdings, Inc.'s acquisition of Hertz Corporation from Ford. As such, please revise your disclosures to present the statement of operations data for the predecessor and successor financial periods, separately.

        In response to the Staff's comment, the Company has revised the disclosure on page 11 of Amendment No. 1 to include a separate presentation of the predecessor and successor data. The Company has also included additional disclosure in footnote (a) on page 13 of Amendment No. 1 explaining the presentation of the separate predecessor and successor data. The Company believes that the impact of the Acquisition on the 11-day Successor period does not materially affect the comparison of the annual periods, and, accordingly, has retained the combined presentation. The Company supplementally advises the Staff that it believes this presentation is important to investors for the following reasons:

  •
  A year-over-year comparison, presented on a comparable basis, is important to an understanding of the Company's performance over the historical period presented in the summary financial data tables.

  •
  The 11-day Successor period in fiscal 2005 is too short to be meaningful to investors standing on its own; conversely, a presentation of the 354-day Predecessor period on its own would omit information that could be meaningful to investors.

  •
  The last two weeks of the month of December traditionally represent a seasonal low point for the Company, especially within the equipment rental segment. As a result, this period has historically resulted in a loss. The incremental amount of loss for the 11-day Successor period due to the change in basis that resulted from the Acquisition is approximately $3 million. The Company believes that, on a comparative basis, the inclusion of the $3 million loss is less distortive than excluding the 11-day Successor period.

        For these reasons, the Company respectfully submits that a discussion of the separate periods presented for the year ended December 31, 2005, without inclusion of the combined periods, may impede understanding of its operating performance, and has therefore retained the combined presentation.

10.
We note that you have disclosed EBITDA, which is considered to be a non-GAAP measure, in the "Summary Historical and Unaudited Pro Forma Financial Data" section of your registration statement. It appears that you believe EBITDA to be a supplemental measure of both your operating performance and your liquidity. Furthermore, you state that i) you believe EBITDA is frequently used by securities analysts, investors and other interested parties in the evaluation of companies in your industries, ii) management uses EBITDA to evaluate comparisons between you and your competitors and for internal monitoring and comparison purposes, and iii) you believe that investors, analysts, and rating agencies consider EBITDA useful in measuring your ability to meet your debt service obligations and make capital expenditures.

Paragraph (e)(1)(i)(C) of Item 10 of Regulation S-K requires you to provide a statement disclosing the reasons why you believe the presentation of your non-GAAP measure provides useful information to investors regarding your financial condition and results of operations. However, we do not believe that you have provided substantive reasons for the presentation of EBITDA as a performance measure or a measure of liquidity. Based upon your disclosures, EBITDA does not appear to be directly associated with any of your material debt covenants. In addition, we note that in accordance with footnote 44 of the SEC's release regarding "Conditions for Use of Non-GAAP Financial Measures," the fact that a non-GAAP measure is used by or useful to analysts (or similar parties) cannot be the sole support for presenting the non-GAAP financial measure. Furthermore, we are unclear as to how the presentation of EBITDA, which excludes depreciation and interest expense, is useful to your investors, for the following reasons:

  •
  Revenue earning equipment is the largest asset class on your balance sheet.

  •
  Depreciation is a material expense to your business.

  •
  You will continue to replace your revenue equipment prior to such equipment becoming fully depreciated, as a part of your normal business operations.

  •
  Your business is highly leveraged, resulting in significant interest expense.

As such, please revise your disclosures to provide substantive reasons, specific to you, which demonstrate the usefulness of the presentation of EBITDA to investors. Alternatively, discontinue the use of this non-GAAP measure. Please refer to question numbers 8, 10, and 15 of our release titled "Frequently Asked Questions Regarding the Use of Non-GAAP Financial Measures" for further guidance with regard to the presentation of EBITDA in documents filed with the SEC.

        In response to the Staff's comment, the Company has revised the discussion of EBITDA at pages 14-15 of Amendment No. 1 to provide additional detail that further demonstrates the usefulness of the presentation of EBITDA to investors. The Company considered the Staff's discussion under question numbers 8, 10 and 15 of the release entitled "Frequently Asked Questions Regarding the Use of Non-GAAP Financial Measures" (the "FAQs") in connection with preparing the revised disclosure.

11.
We note that you have disclosed Pro Forma Corporate EBITDA, which is a non-GAAP measure, in the "Summary Historical and Unaudited Pro Forma Financial Data" section of your registration statement. It appears that you believe this measure is useful to your investors because several of your material debt covenants are based on Corporate EBITDA. You state further that non-compliance with your debt covenants could result in the requirement to immediately repay all amounts outstanding under the related agreements, and thus, could have a material adverse effect on your results of operations, financial position, and cash flows.

While the presentation of an adjusted EBITDA measure is sometimes permitted when i) such measure relates directly to the computation of a material covenant to a material credit agreement and ii) the information about the covenant is material to an investor's understanding of the company's financial condition and/or liquidity, we believe that you should expand your discussion of Corporate EBITDA if you wish to continue to present the measure in your registration statement. In this regard, please expand your disclosure to state the specific covenants which are computed based upon Corporate EBITDA, the amount of debt that is subject to such covenants, the amount(s) or limit(s) required for compliance with the covenants, and the financial covenant ratios calculated for your company as of the latest fiscal year and interim period. Furthermore, if you desire to continue to present Corporate EBITDA as a measure of liquidity, you should reconcile this measure to a measure of cash flow. Alternatively, please discontinue the presentation of this non-GAAP measure. Refer to question numbers 10 and 12 of our release titled "Frequently Asked Questions Regarding the Use of Non-GAAP Financial Measures" for additional guidance.

        In response to the Staff's comment, the Company has revised the discussion of Corporate EBITDA at pages 14-15 of Amendment No. 1 to include references to the specific financial covenants in its Senior Term Facility and its Senior ABL Facility that use Corporate EBITDA in their computation. The Company has further revised this disclosure to include the aggregate amount of indebtedness outstanding under these facilities as of June 30, 2006, and a statement regarding (i) the ratios required pursuant to such covenants and (ii) the Company's belief that it would have been in compliance with these ratios had the covenants been applicable to the Company as of December 31,

2005 and June 30, 2006. The Company considered the Staff's discussion under question numbers 10 and 12 of the FAQs in connection with preparing the revised disclosure.

        In addition, the Company supplementally advises the Staff that because (i) a reconciliation of EBITDA to net cash provided by (used in) operating activities appears on page 17 of Amendment No. 1 and (ii) the reconciliation of pro forma Corporate EBITDA to net income (loss) appearing on page 16 includes a reconciliation of pro forma Corporate EBITDA to EBITDA, the Company believes that investors can read these reconciliations together and the relationship between cash flows and pro forma Corporate EBITDA is disclosed with appropriate prominence.

12.
In addition, we note that you have presented Corporate EBITDA on a pro forma basis. However, we are unclear how your computation of pro forma Corporate EBITDA would compare to Corporate EBITDA computed based upon your actual results of operations. As such, please provide us with a detailed computation of pro forma Corporate EBITDA, as well as, Corporate EBITDA computed based upon your actual results of operations.

        The Company acknowledges the Staff's comment, and supplementally advises the Staff that the following table reconciles historical net income (loss) to EBITDA for the Predecessor period ended December 20, 2005 (as restated), the Successor period ended December 31, 2005, the combined year ended December 31, 2005 (as restated), the Predecessor six month period ended June 30, 2005 and the Successor six month period ended June 30, 2006, to Corporate EBITDA on an actual basis:

	Predecessor	Successor	Combined	Predecessor	Successor
	For the Periods From
				Six Months Ended June 30,
	January 1 to December 20, 2005	December 21 to December 31, 2005	Year Ended December 31, 2005
				2005	2006
	Restated		Restated
	(Dollars in millions)
Net income (loss)	$371.3	$(21.3)	$350.0	$120.1	$(31.4)
Depreciation and amortization	1,739.0	51.4	1,790.4	849.5	973.8
Interest, net of interest income	474.2	25.8	500.0	212.1	422.9
Provision (benefit) for taxes on income	191.3	(12.2)	179.1	64.9	18.1

EBITDA	2,775.8	43.7	2,819.5	1,247.0	1,383.4
Adjustments:
Deduct car rental fleet interest(1)	(45.5)	(9.2)	(54.0)	(19.4)	(196.3)
Deduct car rental fleet depreciation(2)	(1,344.1)	(37.4)	(1,381.5)	(650.0)	(716.6)
Non-cash expenses and charges(3)	23.0	(0.7)	22.3	7.9	64.9
Extraordinary, unusual or non-recurring gains or losses(4)	2.8	—	2.8	0.5	2.3
Sponsors' fees	—	—	—	—	1.7

Corporate EBITDA	$1,412.0	$(3.6)	$1,408.4	$586.0	$539.4

        When compared with the presentation of pro forma Corporate EBITDA appearing at page 16 of Amendment No. 1, Corporate EBITDA presented on an actual basis would be increased by $267.5 million, or 23.4%, for the Predecessor period ended December 20, 2005; by $0.7 million, or 24.1%, for the Successor period ended December 31, 2005; by $268.2 million, or 23.5%, for the fiscal year ended December 31, 2005 on a combined basis; and by $138.3 million, or 30.9%, for the Predecessor six-month period ended June 30, 2005. Corporate EBITDA for the Successor six-month period ended June 30, 2006 is presented on an actual basis in Amendment No. 1.

        The Company further advises the Staff that it believes that presenting Corporate EBITDA for any periods prior to the Transactions on a non-pro-forma basis would be confusing and misleading to investors because, as illustrated by the preceding paragraph, it would result in an artificially high amount of Corporate EBITDA. Prior to the Acquisition, the Company financed much of its operations (including its car rental fleet) through issuance of investment grade securities, commercial paper and other short-term debt instruments and medium-term notes in addition to borrowings under bank debt facilities and did not typically distinguish between fleet-related and non-fleet related debt. As a result, during the Predecessor periods, fleet interest expense (which is deducted in the calculation of Corporate EBITDA) was incurred in a relatively immaterial amount because the fleet debt facilities in place during the Predecessor periods presented were comprised of (1) a $1.0 billion commercial paper program which was discontinued, with all amounts outstanding thereunder being repaid, as a result of the Acquisition and (2) $600.0 million in aggregate principal amount of medium term notes. Because substantially all of the fleet debt currently outstanding was incurred in connection with the Transactions, fleet debt now represents a significant portion of the Company's total indebtedness, whereas prior to the Acquisition it did not, resulting in an artificially low amount of interest expense being categorized as fleet interest expense in calculating Corporate EBITDA on an actual basis.

        Consequently, the Company respectfully submits that pro forma Corporate EBITDA, giving pro forma effect in periods prior to the Transactions to fleet interest expense associated with the fleet financing facilities entered into in connection with the Transactions, provides investors with a comparatively more accurate depiction of the Company's financial performance and its ability to meet the covenant tests set out in its financing facilities, had they been in effect during the periods presented.

  13.
  We note that you have disclosed pro forma Corporate EBITDA on a segment basis. Furthermore, as you have reconciled this measure to "Income (loss) before income taxes and minority interest" for each of your segments, it appears that you have presented pro forma Corporate EBITDA as a performance measure. We do not believe that the presentation of Corporate EBITDA as a measure of segment performance is useful to your investors. As such, if your debt covenants do not specifically require the computation of Corporate EBITDA on a segment basis, we believe that you should discontinue the presentation of this non-GAAP measure.

        The Company acknowledges the Staff's comment, but respectfully submits that it believes that the presentation of Corporate EBITDA as a measure of segment performance is useful and material to investors, and has therefore included additional disclosure in Amendment No. 1 at pages 14-15 to explain management's use thereof as a measure of segment performance.

  14.
  We note that you have disclosed net corporate debt, which appears to be a non-GAAP measure, in the "Summary Historical and Unaudited Pro Forma Financial Data" section of your registration statement. You state that this measure is an important statistic to management and to ratings agencies as it helps measure your leverage. However, we do not believe that your disclosure of how the measure is used by management and ratings agencies provides substantive evidence of its usefulness to investors. Furthermore, it is unclear how your investors would benefit from the presentation of a measure which eliminates over 50% of your outstanding debt balance. As such, please disclose the reasons, specific to your company, which explain why your non-GAAP measure provides useful information to your investors regarding your company's financial condition, or discontinue its presentation. Refer to the guidance of paragraph (e)(1)(i)(C) of Item 10 of Regulation S-K.

        The Company acknowledges the Staff's comment, but respectfully submits that it believes that net corporate debt provides information that is useful to investors as well as to management and ratings agencies. The Company has revised Amendment No. 1 at page 21 to explain its use of net corporate debt as a metric that provides useful information regarding its financial condition.

  15.
  We note that your "Summary Historical and Unaudited Pro Forma Financial Data" table includes several statistical measures (e.g. rental rate revenue per transaction day, rental and rental related revenue, and same store revenue growth) which appear to be computed on a non-GAAP basis. While statistical measures are that are computed using GAAP financial measures are permitted by paragraph (e)(4) of Regulation S-K, we note that several of your statistical measures are computed based upon revenue measures that eliminate the effects of fluctuations in foreign currency. We believe that you should recalculate your statistical measures based upon your revenues recognized in accordance with GAAP, or clearly explain in the filing why your presentation is appropriate.

        In response to the Staff's comment, the Company has revised Amendment No. 1 at pages 21-22.

Risk Factors, page 18

If we acquire any business in the future, they could prove difficult to integrate..., page 24

  16.
  Do you have any current plans, proposals or arrangements regarding acquisitions? If so, please revise throughout your document as appropriate to disclose such plans. If not, this risk appears to be one that could apply to any issuer and should be removed.

        The Company acknowledges the Staff's comment, and supplementally advises the Staff that, while the Company evaluates acquisition opportunities—including material opportunities—from time to time, it has no specific current plans, proposals or arrangements regarding acquisitions as of the date of Amendment No. 1. However, because the Company has recently considered such a material acquisition, which it ultimately did not pursue, and may pursue other such opportunities in the future, the Company respectfully submits that the risks described in this risk factor are not overly speculative, and has accordingly not revised Amendment No. 1 in response to the Staff's comment.

We face risks related to changes in our ownership, page 25

  17.
  Please confirm that your proposed offering would not trigger the change of control clauses in your agreements with third parties or government authorities. Additionally, please confirm that there are no other current plans regarding a change in the ownership of your company.

        The Company acknowledges the Staff's comment, and supplementally advises the Staff that:

  •
  The Company is in the process of seeking all material airport and other third-party consents to the change in ownership that may result from the offering. On the basis of past experience, including in connection with the acquisition of the Company from Ford in 2005, the Company believes that the possibility that fewer than all such consents will be timely obtained is remote.

  •
  The Company undertakes to update the risk factor prior to the printing of preliminary prospectuses to disclose that (i) all such consents have been obtained, (ii) some such consents have not yet been obtained or (iii) some such consents have been sought and refused, as the case may be. In the case of either (ii) or (iii), the Company will also describe what the consequences of failure to obtain such consents are expected to be.

  •
  The Company is not aware, as of the date of Amendment No. 1, of any current plans regarding a change in the ownership of the Company.

Risks Relating to Our Substantial Indebtedness, page 28

  18.
  Please disclose the amount of total assets and the percentage of assets pledged as collateral and discuss any material risks that you or Hertz may face as a result thereof.

        In response to the Staff's comment, the Company has revised the disclosure on page 35 of Amendment No. 1 to reflect the fact that, as of June 30, 2006, substantially all of the Company's consolidated assets are pledged as collateral under the Company's Senior Credit Facilities and U.S. and International Fleet Debt Facilities, and to add a discussion of the material risks that its equity holders and unsecured creditors face as a result thereof. The Company further advises the Staff that corresponding disclosure appears on pages 61, 75, 79 and F-19 of Amendment No. 1. The Company respectfully submits to the Staff that it is impracticable to quantify precisely the amount or percentage of the Company's assets subject to liens in favor of the Company's secured lenders because such a calculation would require the Company to make numerous assumptions and estimates, and because the facilities governing the Company's indebtedness in many cases contain cross-collateralization provisions, involve lending at subsidiary levels to which parent company debt would be structurally subordinated, or involve pledges of less than 100% of subsidiary stock. However, the Company believes that the qualitative statements that substantially all of such assets are subject to security interests in favor of the Company's or its subsidiaries' lenders is sufficient to inform investors of the facts and allow them to weigh the resulting risks.

Because affiliates of certain underwriters are lenders, page 33.

  19.
  Revise both the subheading and text of this risk factor to identify the "certain underwriters" to whom you refer.

        In response to the Staff's comment, the Company has revised the disclosure on page 38 of Amendment No. 1 to reflect the fact that affiliates of each of Deutsche Bank Securities, Lehman Brothers, Merrill Lynch & Co., Goldman, Sachs & Co., JPMorgan and Morgan Stanley & Co., each of whom is an underwriter, are lenders under the Hertz Holdings Loan Facility.

Our share price may decline due to the large number of shares eligible for future sale, page 33

  20.
  Please disclose the maximum number of shares subject to registration rights.

        In response to the Staff's comment, the Company has revised the disclosure on page 39 of Amendment No. 1 to reflect the fact that, as of June 30, 2006, up to an additional 229,500,000 shares of the Company's currently outstanding common stock are subject to registration rights as described in the prospectus.

Recent Transactions, page 38

  21.
  Please expand this disclosure to list all of the refinancing transactions as discussed in Note 1 to the unaudited interim financial statements.

        In response to the Staff's comment, the Company has revised the disclosure on pages 43-44 of Amendment No. 1 to list all of the refinancing transactions as discussed in Note 1 to the Company's unaudited interim financial statements.

  22.
  Please disclose the amount of Hertz's cash on hand used in connection with the acquisition.

        In response to the Staff's comment, the Company has revised the disclosure on page 44 of Amendment No. 1 to reflect the fact that approximately $6.1 million of the Company's cash on hand was used in connection with the Acquisition and the Transactions, as described in the prospectus.

Use of Proceeds, page 39

  23.
  Revise the second paragraph of this section indicate that the special dividend was paid to your sponsors, as they own over 99% of the company.

        In response to the Staff's comment, the Company has revised the disclosure on page 45 of Amendment No. 1 to reflect the fact that over 99% of the aggregate amount of the special dividend was paid to investment funds associated with or designated by the Sponsors, on a pro rata basis in accordance with their ownership of the stock of the Company.

Capitalization, page 41

  24.
  Please revise the pro forma data provided in your capitalization table to give effect to your stock issuances which occurred subsequent to March 31, 2006. In addition, your pro forma capitalization data should reflect your borrowings of $84.9 million on May 15, 2006, to the extent that such borrowings were not directly offset by use of the proceeds for the payment of your 6.5% notes that were due in 2006.

        The Company acknowledges the Staff's comment, and supplementally advises the Staff that, in connection with updating the financial information presented as of and for the six months ended June 30, 2006 the capitalization table appearing on page 47 of Amendment No. 1 has been revised to reflect the Company's capitalization as of June 30, 2006, which gives effect to the Company's stock issuances and its $84.9 million borrowing on May 15, 2006. In addition, the Company has provided pro forma data to give effect to its stock issuances that occurred subsequent to June 30, 2006.

Dilution, page 42

  25.
  The dilution section of your registration statement should disclose your pro forma net tangible book value (on a total and per share basis) after giving effect to transactions that occurred subsequent to March 31, 2006, but prior to your offering. For example, you should disclose your pro forma net tangible book value after giving effect to i) the shares of your common stock issued in May and June of 2006, ii) the payment of the "Hertz Holdings Dividend on June 30, 2006 using the proceeds of additional borrowings, and iii) the $84.9 million borrowed on May 15, 2006 under the delayed draw term loan of your Senior Term Facility, to the extent that such borrowings were not directly offset by use of the proceeds for the payment of your 6.5% notes that were due in 2006. Please revise your disclosures, accordingly.

        The Company acknowledges the Staff's comment, and supplementally advises the Staff that, in connection with updating the financial information presented as of and for the six months ended June 30, 2006, it has updated the pro forma net tangible book value (on a total and per share basis) appearing on page 48 of Amendment No. 1 to reflect the net tangible book value as of June 30, 2006, which gives effect to the transactions that have occurred through such date. In addition, the Company has presented pro forma net tangible book value to give effect to its stock issuances that occurred subsequent to June 30, 2006.

Unaudited Pro Forma Condensed Consolidated Financial Statements, page 44

  26.
  Please briefly explain to us the basis for the increased public liability and property damage accretion expense, as referred to in adjustment two.

        In response to the Staff's comment, the Company has revised footnote (a) on page 56 of Amendment No. 1. The Company supplementally advises the Staff that, in accordance with paragraph 37 of SFAS 141, as of the date of the Acquisition, the Company's provision for public liability and property damage was revalued in accordance with purchase accounting requirements under GAAP from a non-discounted basis to a discounted basis, which approximated its fair value.

  27.
  Please explain to us how adjustment 2(a) regarding the interest rate swaps meets the preparation requirements of Rule 11-02(b)(6) of Regulation S-X. Specifically, it appears that the adjustment will not have a continuing impact since you assigned the interest rate swaps to a third party for cash contemporaneously with the closing of the transaction.

        In response to the Staff's comment, the Company has updated the unaudited pro forma condensed consolidated financial statements appearing on pages 51-53 of Amendment No. 1. The Company supplementally advises the Staff that in January 2006, subsequent to the consummation of the Transactions, these swaps were assigned to a third party in return for cash, and accordingly, any pro forma adjustment related to such swaps would be non-recurring in nature.

  28.
  Please explain to us how adjustment 2(b) regarding the Senior Euro Notes meets the preparation requirements of Rule 11-02(b)(6) of Regulation S-X. Specifically, it appears that the adjustment is not directly attributable to the transaction, rather it is attributable to changes in exchange rates.

        The Company acknowledges the Staff's comment, and respectfully submits that the Senior Euro Notes were issued in connection with the funding of the Acquisition on December 21, 2005 and would therefore be considered directly attributable to the Transactions in accordance with the preparation requirements of Rule 11-02(b)(6) of Regulation S-X. The Company supplementally advises the Staff that it has therefore included adjustment 3(i) to reflect the incremental interest expense related to the issuance of such Notes on the basis that they are directly attributable to the Transactions.

        The Company further advises the Staff that as the Senior Euro Notes are denominated in a currency other than the Company's functional currency, the transaction gains and losses related to the changes in exchange rates should be included in determining net income for the period in which the exchange rate changes in accordance with FAS 52, paragraph 15. Since the Senior Euro Notes are due in 2014, the related foreign exchange gains and losses will have a recurring impact on the Company's statement of operations.

Management's Discussion and Analysis

Results of Operations, page 60

  29.
  We note that the direct operating expenses reported in your consolidated statements of operations represent approximately 54.9%, 60.6%, 60.5%, and 58.2% of your total expenses reported for the successor period ended December 31, 2005, the period ended December 20, 2005, the fiscal year ended December 31, 2004, and the fiscal year ended December 31, 2003, respectively. We note further that your direct operating expenses include wages and related benefits; commissions and concession fees paid to airport authorities, travel agents and others; facility, self-insurance and reservation costs; the cost of new equipment and consumables purchased for resale; and other costs relating to the operation and rental of revenue earning equipment, such as damage, maintenance and fuel costs. Given i) the materiality of your direct operating expenses relative to total expenses and ii) the various types of expenses that are combined into this income statement line item, please expand your MD&A disclosures to provide a qualitative and quantitative discussion of any individually material expense classifications that are included in direct operating expenses.

        In response to the Staff's comment, the Company has revised the disclosure on pages 69, 71 and 73 of Amendment No. 1.

Contractual Obligations, page 72

  30.
  Please provide footnotes to your contractual obligations table which discuss the material obligations that you have incurred subsequent to December 31, 2005. For example, please provide a discussion of the payment terms of the $1 billion Hertz Holdings Loan Facility entered into on June 30, 2006. Furthermore, as it appears that your capital expenditures are highest during the first and second quarters of the year, please disclose the amount of any additional purchase agreements entered into subsequent to December 31, 2005, if applicable.

        In response to the Staff's comment, the Company has revised the contractual obligations table on page 80 of Amendment No. 1 to include a footnote reflecting the incurrence of borrowings pursuant to the Hertz Holdings Loan Facility as an event occurring subsequent to December 31, 2005, together with a statement that the Company intends to repay the Hertz Holdings Loan Facility with the proceeds of the offering and a cross-reference to "Use of Proceeds."

        The Company supplementally advises the Staff that, since December 31, 2005, it has not entered into any additional material contracts that would be required to be reflected in the contractual obligations table as of the Company's fiscal year end. The Company further advises the Staff that all purchase agreements or commitments entered into since December 31, 2005 were entered into in the ordinary course of business.

Off-Balance Sheet Commitments, page 74

  31.
  We note that you have disclosed the indemnification agreements you entered into with the sponsors in this section. As Item 303(a)(4) of Regulation S-K requires the disclosure of off-balance sheet arrangements that have or are reasonably likely to have a current or future effect on the registrant's financial condition that is material to investors, please expand this disclosure to better explain the material effects that have occurred or are reasonably likely to occur. Ensure that your revised disclosure includes the items specified in paragraphs (a)(4)(i)(A)-(D) of Item 303 to the extent necessary to an understanding of these effects.

        In response to the Staff's comment, the Company has revised the disclosure on page 83 of Amendment No. 1 to reflect the fact that it believes that these indemnifications are not likely to have a material impact on the Company.

        The Company supplementally advises the Staff that the Company determined that the Sponsor indemnification agreements were within the scope of FIN 45. We refer the Staff to the Company's response to the Staff's comment number 49 for a more detailed explanation of the determination. Based upon the Company's review, it has been determined that the indemnification liability is de minimis to the Company's financial statements. The Company believes that there has not been, nor is it reasonably likely that such indemnifications will have, an effect on the current or future financial condition of the Company.

Like-Kind Exchange Program, page 77

  32.
  Please briefly explain to us why your rental cars are not considered stock in trade or other property held primarily for sale under Section 1031(a)(2)(A) of the Internal Revenue Code given the number, frequency, and continuity of sales made by you.

        The Company acknowledges the Staff's comment, and supplementally advises the Staff that the Company's rental cars are not stock in trade or other property held primarily for sale under Section 1031(a)(2)(A) of the Internal Revenue Code. The Company's primary business is renting cars and equipment to customers, generally on a short-term basis. Consequently, the Company purchases cars solely as revenue earning assets. Generally, the useful life of the Company's fleet cars is approximately 11 months. The cars are generally sold immediately upon the end of their useful life either at auction or they are returned to the manufacturer. In some cases, the sale of the cars may generate profit. However, the gain or loss generated on disposal is ancillary to the Company's primary business of renting cars and equipment. Additionally, the gain on disposal is very small in relation to the rental revenue. For example, for the combined period ended December 31, 2005, the net gain on the disposal of rental cars was $27 million while the car rental revenue was $5,950 million during that period. Because the Company utilizes the cars primarily as revenue earning assets, and does not hold them primarily for sale, the Company respectfully submits that its rental cars are not considered stock in trade pursuant to §1031(a)(2)(A).

  33.
  Please disclose in the notes to your financial statements how you will account for the like-kind exchange program under SFAS No. 153. In addition, explain to us how you have determined that your nonmonetary exchanges have commercial substance under paragraph 21 of SFAS No. 153.

        The Company acknowledges the Staff's comment, and supplementally advises the Staff that, under its U.S. car rental and equipment rental like-kind exchange programs, the disposals and acquisitions involve actual monetary sales and purchases of such vehicles and equipment. Because of this, these like-kind exchange programs are not subject to the accounting prescribed by SFAS No.153.

Business

Other Operations, page 99

  34.
  We note from your website that the Hertz car sales and Hertz lease businesses appear as separate operations. Please revise to discuss or advise.

        The Company acknowledges the Staff's comment regarding its retail car sales operations, and supplementally advises the Staff that, as discussed in greater detail on pages 103-104 of Amendment No. 1, the Company disposes of its used "risk" cars through a variety of channels, one of which has traditionally been sale to the public at retail. The Company regards its retail car sales operations, which are currently confined to the State of California, as ancillary to its car rental business and not as a separate line of business; to that end, it sells cars only at fixed prices and does not accept trade-ins. In the twelve months ended June 30, 2006, Hertz sold approximately 3% of its used cars at retail (or 14% of its used cars that were not repurchased by manufacturers), and expects that this number will decline substantially in later periods as the result of the closing earlier this year of all its U.S. retail car sales locations outside California. Many of the Company's licensees also dispose of used cars through retail sales. For some licensees, the retail used car business is, as with the Company, ancillary to their rental businesses, while others conduct retail used car sales as a separate line of business. The Company does not typically derive any license revenues from its licensees' retail car sales activities, and as a result the Registration Statement makes no reference to such activities. The Hertz Car Sales website supports the retail used car sales activities of Hertz and its U.S. licensees. The Company notes that the website refers to such activities as "Other Hertz Operations," not as separate businesses.

        The Company acknowledges the Staff's comment regarding car leasing, and respectfully asks for clarification of the comment. The Company's website's home page does not appear to make any reference to car leasing and the Company does not conduct a car leasing business, apart from an immaterial leasing business conducted by its Brazilian subsidiary, the results of which are included in the results of its car rental segment, as discussed on pages 100-101 of Amendment No. 1.

Legal Proceedings, page 107

  35.
  Please revise to include the amount of relief sought in each of the first three cases you describe.

        In response to the Staff's comment, the Company has revised the disclosure at pages 117-118 of Amendment No. 1 to refer specifically to the types of damages claimed by the plaintiffs in the first three cases described. The Company supplementally advises the Staff that, consistent with federal notice pleading standards, no specific dollar amount has been requested to date as relief by the plaintiffs in these actions.

Security Ownership of Certain Beneficial Owners, Management and Selling Stockholders, page 128

  36.
  If applicable, please indicate by footnote or otherwise the amount known to be shares with respect to which each listed beneficial owner has the right to acquire within 60 days. See Item 403(a) of Regulation S-K.

        The Company supplementally advises the Staff that, as of the date of Amendment No. 1, none of the listed beneficial owners has the right to acquire additional shares within 60 days because the stock options granted pursuant to the Company's Stock Incentive Plan do not begin to vest for a period of one year from the date of grant, and no stock options were granted prior to May 2006.

  37.
  While we note your disclosure regarding the relationship between Merrill Lynch, as underwriter, and affiliates of Merrill Lynch, as selling stockholders, please tell us whether any of your other selling stockholders are registered broker-dealers or affiliates of a broker-dealer.

        The Company supplementally advises the Staff that, apart from Merrill Lynch and except as set forth in the following sentence, none of the other selling stockholders are registered broker-dealers or affiliates of a broker-dealer. Each of Carlyle Partners IV, L.P. and CP IV Coinvestment, L.P., which could be selling stockholders, may be considered an affiliate or associated person of a broker-dealer that is not participating in this offering. The Company has revised the disclosure on page 139 of Amendment No. 1 to reflect this relationship.

Underwriting, page 159

  38.
  Please revise this section to include an appropriate heading on page 163. As currently drafted, it appears that all of the disclosure at the end of the underwriting section relates to the European Economic Area and the discussion regarding affiliates of Merrill Lynch would be easy for investors to miss.

        In response to the Staff's comment, the Company has revised the underwriting section on page 172 to more clearly separate the discussion regarding affiliates of Merrill Lynch from the discussion of the European Economic Area and other selling restrictions.

Financial Statements for the Fiscal Year Ended December 31, 2005

Consolidated Statements of Operations, page F-4

  39.
  We note that you used $991 million of the proceeds from the Hertz Holdings Loan Facility entered into on June 30, 2006 to pay special cash dividends to your common stockholders. We also note that you intend to use cash proceeds from your offering to repay this facility. Given that i) the dividends paid to your common shareholders on June 30, 2006 exceeded your earnings in the most recent year, ii) the proceeds from your offering will be used to repay the loan facility, and iii) you entered the loan facility specifically for the purpose of funding the dividends to your common shareholders, it appears that such dividends are effectively being paid for using proceeds from your offering. As such, please disclose, both in your statement of operations and in your pro forma condensed consolidated financial statements, pro forma earnings per share data for the latest fiscal year and interim period, which gives effect to the number of shares from your offering whose proceeds will be used to repay your loan facility. Furthermore, please provide a pro forma balance sheet, alongside the balance sheet for the latest interim period, which gives effect to your dividend payment. Refer to the guidance provided in SAB Topic 1:B:3.

        In response to the Staff's comment, the Company supplementally advises the Staff that since the proceeds from the offering will be used to repay the Hertz Holdings Loan Facility, pro forma earnings per share will be presented for the most recent year and interim period to give effect to the number of shares to be sold in the offering as to which the proceeds will be used to repay the Hertz Holdings Loan Facility in accordance with SAB Topic 1:B:3. However, as the number of shares and offering price are not yet known, the Company is not yet able to present the pro forma earnings per share in Amendment No. 1. The Company has included disclosure on pages 14 and 61 of Amendment No. 1 which it undertakes to update in a subsequent amendment to present earnings per share based upon the number of shares used to repay the Hertz Holdings Loan Facility.

        The Company supplementally advises the Staff that it has updated Amendment No. 1 to present the balance sheet as of June 30, 2006, which reflects the proceeds from the Hertz Holdings Loan Facility and the Hertz Holdings Dividend as these events occurred as of June 30, 2006.

Consolidated Statements of Cash Flows, page F-30

  40.
  Please explain to us is detail how you have considered the guidance in paragraph 24 of SFAS 95 in regard to the presentation of your cash flows from the purchases and sales of revenue earning equipment. We note that the useful life of your revenue earning cars can be as short as six months. Paragraph 24 states that when equipment is rented for only a short period of time before disposal the cash flows shall be considered operating activities. As part of your response, identify for us any different classes of cars based on its estimated useful.

        The Company supplementally advises the Staff that it has considered the guidance in paragraph 24 of SFAS 95 in regard to its presentation of cash flows from the purchases and sales of revenue earning equipment. Paragraph 24 states that the appropriate classification shall depend on the activity that is likely to be the predominant source of cash flows for the item. The Company does not consider the sale of revenue earning equipment as revenue, but rather any gain or loss is shown as other income (netted against depreciation); it is the use of the asset that generates revenues. Although the useful life of certain of the Company's revenue earning cars can be as short as six months, the Company also has revenue earning equipment with useful lives as long as 96 months. As such, based on the fact that the Company buys and sells revenue earning equipment for the purpose of renting, and not selling, vehicles and equipment to its customers, and the fact that the useful lives of such vehicles and equipment span periods greater than one year, the Company respectfully submits that it believes it is more appropriate to include the related cash flows as investing activities. The Company further supplementally advises the Staff that the useful lives of cars in its car rental fleet depend on market conditions and customer demand, as well as on whether the cars in question are subject to repurchase or guaranteed depreciation programs, rather than being determined by the particular make or model of the cars themselves.

Notes to Consolidated Financial Statements

General

  41.
  You state in the "Dividend Policy" section on page 40 of your registration statement that your ability to pay dividends to holders of your common stock is limited as a practical matter by Hertz's Senior Credit Facilities, Hertz's Fleet Debt Facilities, and the indentures governing Hertz's Senior Notes and Senior Subordinated Notes, as such debt facilities and securities directly or indirectly restrict Hertz's ability to pay dividends or make loans to Hertz Holdings. You state on page 69 of the "Liquidity and Capital Resources" section of MD&A that on June 30, 2006, Hertz entered into amendments to each of its Senior Term Facility and Senior ABL Facility which provide for (among other things) additional capacity to pay dividends under the covenants of the credit facilities. Please disclose in a footnote to your financial statements i) the pertinent details of the restrictions on your ability to pay cash dividends and ii) the amount of retained earnings and/or net income that is restricted or free of restrictions. In addition, separately disclose the specific amount of net assets of your consolidated and unconsolidated subsidiaries that are restricted from transfer to Hertz Global Holdings, Inc. (as of the balance sheet date) in the form of loans, advances or cash dividends without the consent of a third party. Refer to the requirements of Rule 4-08(e) of regulation S-X.

        The Company acknowledges the Staff's comment, and respectfully submits that it believes the restrictions on its ability and the ability of its subsidiaries to pay cash dividends are disclosed with sufficient prominence on pages 37, 46, 76-79, 145-146, 148, 150-151, 153, 156, F-14, F-16 and F-17 of Amendment No. 1. In response to the remainder of the Staff's comment, the Company supplementally advises the Staff that a calculation of the specific amount of net assets of its consolidated and unconsolidated subsidiaries that are restricted from transfer to the Company is impracticable. Such a calculation would require the Company to make numerous estimates and assumptions, and is further complicated by the fact that the agreements governing the Company's debt facilities contain numerous overlapping restrictions or incurrence tests. Given the number of restrictions to which the Company's ability and the ability of its subsidiaries to pay dividends or make advances is subject, the Company does not believe that more specific disclosure would be meaningful to investors. However, based on the restrictions imposed by the Company's International Fleet Debt Facilities, as described on pages 79, 156, F-17 and F-55 of Amendment No. 1, the Company has concluded as of the end of its most recently completed fiscal year that over 25% of its consolidated net assets are restricted from distribution to it, and has therefore presented the parent company financial statements appearing on pages F-87-F-90 of Amendment No. 1

  42.
  Furthermore, given that you also paid the "Hertz Holdings Dividend" on June 30, 2006, we believe you should discuss the amendments to your Senior Term Facility and Senior ABL Facility as they relate to payment of the "Hertz Holdings Dividend." In this regard, please tell us and disclose whether the restrictions on you ability to pay dividends were amended strictly to allow for the payment of the "Hertz Holdings Dividend," or whether your credit facilities will allow for subsequent payments of dividends. If your company is allowed to pay additional dividends subsequent to the payment of the "Hertz Holdings Dividend," specifically disclose the amount of retained earnings and/or net income that remains available for the payment of such dividends.

        In response to the Staff's comment, the Company has revised the disclosure at page 148 of Amendment No. 1 to reflect the fact that the amendments to its Senior Credit Facilities were entered into in part to provide additional dividend capacity which could be used to pay dividends to the Company to allow it, among other things, to pay cash interest on its indebtedness, subject to certain restrictions. The Company has further revised this disclosure to reflect the fact that the circumstances under which such payments to the Company will be permitted are not limited to enabling it to service its debt obligations under the Hertz Holdings Loan Facility.

        The Company acknowledges the remainder of the Staff's comment, and supplementally advises the Staff that the precise amount of retained earnings and/or net income available for the payment of such dividends, as of June 30, 2006, is impracticable to calculate. The Company further advises the Staff that it believes that the disclosure of the results of such a calculation is not material to or necessary for investors because the Company intends to use the proceeds of this offering to repay the Hertz Holdings Loan Facility.

Note—Summary of Significant Accounting Policies

Depreciable Assets, page F-35

  43.
  Please discuss in the note the basis for the change in revenue earning equipment depreciation rates, as referred to in your quarterly financial information footnote.

        In response to the Staff's comment, the Company has revised Amendment No. 1 at pages 65 and F-40-F-41 to further clarify the Company's accounting policy.

  44.
  We note that depreciation expense is adjusted for the difference between the net proceeds received and the remaining book value. Please explain to us how your accounting and presentation is appropriate.

        The Company acknowledges the Staff's comment, and supplementally advises the Staff that the Company considered the general guidance of Rule 5-03 of Regulation S-X and the specific guidance in Staff Accounting Bulletin Topic 5:B in determining its accounting and presentation of gains and losses from the disposal of its revenue earning equipment.

        The Company considered Rule 5-03 of Regulation S-X in determining the expense items that should appear on the face of its statement of income. Rule 5-03 of Regulation S-X indicates that material line items should be stated separately. The Company notes that the adjustment of depreciation for gains and losses on its revenue earning equipment represented 1.1%, 1.8%, 0.9% and 0.0% of its total expenses for the periods ended December 31, 2005 and December 20, 2005 and the years ended December 31, 2004 and 2003, respectively. Based upon these percentages, the Company does not believe that the gains and losses from the disposition of revenue earning equipment are material for separate classification on the face of the Company's statement of income. If the amounts ever become material, the Company intends to separately disclose such items on the face of the statement of operations.

        Furthermore, the Company supplementally advises the Staff that the amounts of gains and losses from the disposal of its revenue earning equipment are included and discussed in its Revenue Earning Equipment footnote in order to provide prominent disclosure to the reader of the financial statements. Additionally, the gain or loss on the disposition of revenue earning equipment is shown within depreciation expense since the Company views such gain or loss as an operating item because it is related to revenue earning equipment and is part of the normal operations of the Company's business.

        Based on the facts and circumstances noted above, including the disclosure in the footnotes to the Company's financial statements, the Company believes that it is proper not to show gains and losses on revenue earning equipment as a separate line item pursuant to Rule 5-03 of Regulation S-X. Conversely, the Company believes that it is acceptable and appropriate to include gains and losses on revenue earning equipment within the depreciation expense line item within operating income.

Note 9—Taxes on Income, page F-61

  45.
  We note that you recognized current federal tax expense/(benefit) of approximately ($214.5) million, ($23.0) million, and $577.6 million for the periods ended December 31, 2003 and December 31, 2004, and the period ended December 20, 2005, respectively. We also note that you recognized deferred federal tax expense/(benefit) of approximately $270.2 million, $132.9 million, and ($435.0) million during the periods ended December 31, 2003 and December 31, 2004, and the period ended December 20, 2005, respectively. Please tell us and disclose why the amounts of your current and deferred federal tax expense or benefit for the predecessor period ended December 20, 2005 were materially different from the amounts reported for the periods ended December 31, 2003 and 2004.

        The Company acknowledges the Staff's comment and supplementally advises the Staff as follows: The amount of the Company's current benefit and deferred tax expense for the years ended December 31, 2003 and December 31, 2004 differed from the current expense and deferred tax benefit recognized by the Company for the Predecessor period ending December 20, 2005, due primarily to the bonus depreciation provisions of §168(k) of the Internal Revenue Code of 1986, as amended, which resulted in greatly accelerated tax depreciation deductions for 2003 and 2004.

        Generally, §168(k) provides that for U.S. federal income tax purposes, a company may expense depreciation equal to 30% of the cost of certain assets, including cars and equipment, in the first year that the assets are placed in service. In addition to this 30% depreciation bonus, the Company may further depreciate the asset in the first year it is placed in service (reduced by the 30% bonus) based on the Modified Accelerated Cost Recovery System tables. This 30% bonus depreciation relates to assets placed in service on or after September 11, 2001, and before January 1, 2005. Further, for assets placed in service on or after May 5, 2003 and before January 1, 2005, the bonus rate increased to 50% (i.e., 50% of the cost of the assets could be expensed in the first year).

        For the Company, this bonus depreciation resulted in significantly accelerated U.S. federal tax depreciation deductions for 2003 of $3.1 billion and 2004 $4.0 billion. The bonus depreciation resulted in no U.S. federal taxable income in 2003 and 2004. Bonus depreciation was not available for assets placed in service in the tax year ended December 20, 2005, resulting in significantly lower U.S. federal tax depreciation expense of $2.1 billion. The combination of substantially lower current year tax depreciation for 2005 (as bonus depreciation was no longer available) and an increased tax gain on the disposition of fleet assets (due to low basis in assets placed in service before 2005) resulted in increased current tax expense and deferred tax benefit for the December 20, 2005 period.

Note 11—Segment Information, page F-65

  46.
  For each segment, we note that you present both "income (loss) before income taxes and minority interest" and "operating income loss: pre-tax income (loss) before interest expense and minority interest." Please provide a detailed explanation in your filing of the reason why you present two measures of profit and loss for each segment. In addition, reconcile the latter measure to income (loss) before income taxes and minority interest and provide the disclosures required by paragraphs 27(c) and (d) of SFAS 131.

        In response to the Staff's comment, the Company has revised Amendment No. 1 at pages F-72 and F-73 to remove operating income loss: pre-tax income (loss) before interest expense and minority interest as a measure of profit and loss from the segment footnote. In accordance with paragraphs 27(c) and (d) of SFAS 131, the Company has provided interest expense, net of interest income for each segment.

  47.
  Please provide the disclosure required by paragraph 37 of SFAS 131. For instance, it appears that you should separately quantify the revenues attributable to (1) the fueling of vehicles, (2) the sale of loss or collision damage waivers, and (3) the sale of liability insurance coverage, each of which is from company-operated car rental operations.

        In response to the Staff's comment, the Company has considered paragraph 37 of SFAS 131 in determining the appropriate disclosure of its revenues within the segment footnote. Paragraph 37 of SFAS 131 states that an enterprise shall report the revenues from external customers for each product and service or each group of similar products and services unless it is impracticable to do so.

        The Company notes that it has two distinct groups of products and service offerings, the rental of cars and light trucks ("car rental") and the rental of industrial, construction and material handling equipment ("equipment rental"). These two groups of products and service offerings derive a majority of the Company's consolidated revenues. The revenues attributable to (1) the fueling of vehicles, (2) the sale of loss or collision damage waivers and (3) the sale of liability insurance coverage are considered to be ancillary revenues as they can only come about as a result of either a car rental or equipment rental transaction (i.e., these revenues would not exist if the related service offerings were not operational). The Company also derives a de minimis percentage of its revenue from the sale through its equipment rental business of new equipment and consumables directly to the public, with respect to which the Company does not believe separate disclosure is meaningful to investors.

        Based on the facts and circumstances noted above, the Company believes that it is appropriately disclosing its revenues for each group of products and service offerings in accordance with paragraph 37 of SFAS 131.

Note 12—Litigation and Guarantees

  48.
  Please disclose your accounting policy for legal fees and other directly related costs to be incurred in conjunction with a loss contingency.

        In response to the Staff's comment, the Company has revised Amendment No. 1 at page F-42 to add its accounting policy for legal fees to the significant accounting policies footnote. The Company supplementally advises the Staff that it accrues legal fees and other directly related costs if such costs are probable of being incurred and they can be reasonably estimated.

Guarantees, page F-69

  49.
  Please tell us whether the Sponsor indemnification agreements are within the scope of FIN 45 and explain to us the basis for your conclusion. Refer to paragraph 3(c) of FIN 45 for guidance. If necessary, separately address each Sponsor indemnification agreement. In addition, if the agreements are within the scope of the Interpretation, provide us your analysis of how the liabilities recorded were determined. Finally, discuss your accounting for these agreements in this footnote and provide any disclosures required by paragraph 13 of FIN 45.

        In response to the Staff's comment, the Company supplementally advises the Staff that it has reviewed, among other things, paragraph 3c of FIN 45 in determining whether the Sponsor indemnification agreements are within the scope of FIN 45. Based upon the review performed, it was determined that the Sponsor indemnification agreements meet the characteristics of a guarantee under paragraph 3c of FIN 45 and these agreements do not fall under any of the FIN 45 scope exceptions noted in paragraphs 6 and 7. The Company considered whether the guarantees were legally binding commitments since they were entered into with Sponsors of the investments funds that capitalize and control the Company. The Company concluded that these agreements were legally binding and the Company's obligation under these agreements could not be avoided. One important fact in this determination was that no single Sponsor controls the Company (eliminating the scope exceptions in paragraphs 7d and 7f). For a more detailed explanation of the relationship between the Company, the investment funds and the Sponsors, please refer to the Company's response to the Staff's comment number 51.

        In determining the fair value of these indemnification agreements, several factors were considered. Historically, the Company has entered into a number of indemnification agreements relating to various loan agreements and service contracts, and has never been required to pay out any indemnifications in the past. Given the Company' position that no fair value indicators of observable transactions exist, in accordance with paragraph 9b, the Company would apply the sum of the probability-weighted present values in the range of estimated cash flows, all discounted using the same interest rate convention, as set forth in FASB Concepts Statement No. 7, Using Cash Flow Information and Present Value in Accounting Measurements. Additionally, given the guidance in paragraphs A40, A41 and A47, determining the fair value of the agreements would entail not a single estimate, but a range of probable estimates. Given the fact that historically, no payments have been made on other indemnification agreements entered into, and that there is little expectation that any such amounts will be paid under the Sponsor indemnification agreements, the Company has concluded that the probabilities of an actual payout are very low, which would make the probability weighted cash flows de minimis for recording in its financial statements.

  50.
  Please disclose your accounting under FIN 45 for the tax indemnification agreements.

        In response to the Staff's comment, the Company has revised Amendment No. 1 at pages 82-83, F-26-F-27 and F-76 to remove the disclosure relating to the tax indemnification agreements since all such material indemnifications have expired.

Note 15—Related Party Transactions

Indemnification Agreements, page F-78

  51.
  Please provide us an itemization of the costs underlying the $75 million paid to the Sponsors and explain to us in detail how you have determined that (1) the amounts considered to be a cost of the purchase price were "direct costs" in accordance with paragraph 24 of SFAS 141 and that (2) the amounts allocated to deferred finance charges were appropriate under SAB Topic 2.A.6. In addition, tell us the period over which you plan to amortize the deferred finance charges and the basis for your determination.

        The $75 million paid to the Sponsors in connection with the Acquisition was paid in each case to a management company affiliated with the applicable Sponsor (such entities, the "Management Companies"). These amounts were paid to compensate the Management Companies for services that they provided to the Company in connection with its acquisition of The Hertz Corporation ("Hertz"). The Company does not believe that this amount represents, or is supported by, a detailed listing of internal or external costs incurred by each of the Management Companies, nor does the Company believe that each Management Company incurred the same level of out of pocket costs in connection with the acquisition. The Company is aware, however, that each of the Management Companies did incur both internal and external costs, and that services related to the acquisition and debt financings were provided to the Company. In addition, the Company notes that the amount of the fee was determined through negotiation. An itemization of the fee negotiated between the parties, along with each party's allocation of the fee between the various services provided, is supplementally provided to the Staff with the paper copies of this letter as Annex 51A.

        With respect to the accounting treatment of the fees, the Company believes that the $75 million in fees paid to the Management Companies represent direct costs of the acquisition of Hertz as contemplated by paragraph 24 of SFAS 141 with a portion thereof representing debt issue costs. The Company believes that the fee paid approximated a fair value fee for the services provided. The Management Companies, on behalf of the Sponsors, for the benefit of the Company and its stockholders (the various investment funds associated with or designated by the Sponsors), negotiated the transaction with Ford, performed due diligence, and were actively involved in negotiating and securing the original financing. The Company supplementally advises the Staff that the Company was formed to acquire Hertz, and over 99% of its outstanding common stock is currently owned by the various investment funds associated with or designated by the three Sponsors (the "Investment Funds"). On the date of the Acquisition, the Investment Funds owned 100% of the common stock of the Company, which in turn indirectly owned 100% of the common stock of Hertz.

        In evaluating the accounting treatment for the $75 million of fees paid to the Management Companies, the Company considered whether the fees are internal or external acquisition costs at the Company level. The key fact that the Company considered was that the Management Companies and the Investment Funds should be considered as entities having accounting recognition and substance separate from the Company. While the Management Companies are affiliated with the Investment Funds because of their association with the respective Sponsors, the Investment Funds themselves are limited partnerships with, in the case of Clayton, Dubilier & Rice Investment Fund, the Carlyle Investment Fund and certain of the Merrill Lynch Global Private Equity Investment Funds, multiple investors unaffiliated with the Sponsors. The Management Companies provide services to, and in some cases may be under common control with, the Investment Funds, but the Investment Funds are not owned by the Management Companies. The Company considered whether there is economic substance behind the services provided and the related payment, which would support accounting for such as transaction costs borne by the various stockholders of the Company (i.e., the Investment Funds). Such economic substance would support accounting for these deal costs as external acquisition costs at the Company level.

        This is in contrast to a situation where an acquiror incurs internal non-capitalizable costs and then funds those costs with a transfer of cash from a wholly owned target company concurrent with the closing of the business combination. Capitalization of the fee under this scenario would otherwise be contradictory to the treatment specified by both SAB Topic 5:J and SAB Topic 5:T, neither of which the Company believes is appropriate under the circumstances surrounding the Acquisition, as both would effectively push down a parent's basis or cost to the standalone financial statements of a subsidiary. However, the Sponsors' basis is not being pushed down pursuant to SAB Topic 5:J, and there is economic substance to the payment. No single Sponsor-affiliated entity controls the Company and there is a significant outside ownership in the Investment Funds, taken as a whole. Therefore, payment of a fee to the Management Companies should be considered an outside acquisition cost and capitalizable as the other conditions of SFAS 141 were met. The Company did consider charging the fee directly to the equity of the Company under the theory that the payment represents a reduction of the initial capital of the Company. However, the Company determined that this would be inappropriate because it does not reflect the economic substance of the payment as it relates to both the Management Companies and the Investment Funds.

        As discussed above, a portion of the services provided to the Company by the Management Companies related to securing financing for the Company. Therefore, the Company believes that GAAP requires a portion of the fee to be accounted for as debt issuance costs. In determining the amounts of the fees to be accounted for as deferred finance charges in accordance with SAB Topic 2.A.6, the Company evaluated (for both book and tax purposes) the details of the fees paid to the Management Companies and the estimated fair value of the services provided and estimated the portion to allocate to deferred finance charges. As part of its evaluation, the Company considered the fees charged in the open market in similar transactions to determine what would be a fair value for the service. As outlined in Annex 51A, $35 million related to the Investment Companies' work in negotiating and arranging the financing for the transaction. The information provided by each of the Management Companies relating to the debt financing was used to segregate the amount by the specific type of financing (domestic corporate financing, the domestic fleet financing and the foreign financing). Based on such detail, the deferred finance charges are being amortized over the period of the respective debt instrument to which it was originally related.

Note 17—Subsequent Events

Hertz Holdings Stock Incentive Plan, page F-78

  52.
  We note that during May of 2006, you sold 1,757,354 shares of your common stock at a purchase price of $10.00 per share, as well as, granted 12,301,354 stock options with an exercise price of $10.00 per share, 800,000 stock options with an exercise price of $15.00 per share, and 800,000 options with an exercise price of $20.00 per share. We note that on June 12, 2006, you sold additional shares of common stock at $10.00 per share, and you granted additional options with an exercise price of $10.00 per share. Please tell us and disclose in MD&A how the exercise prices of the options and the purchase price of the common shares compare to your expected public offering price. In addition, your response should address the following matters with respect to the stock options and shares issued during the second quarter of fiscal year 2006:

  •
  Tell us and explain in MD&A the method and significant assumptions used to determine the fair value of your common stock on the dates that you sold the common shares stock and issued the options.

  •
  Discuss in MD&A each significant factor contributing to the difference between the fair value of your common shares as of the dates of issuance and your expected public offering price.

  •
  Discuss in MD&A the valuation alternative selected to determine the fair value of your common shares. Furthermore, if management chose not to obtain a contemporaneous valuation of the shares by an independent valuation specialist, please explain why.

  We note that similar disclosures should be provided with regard to the $6,000,000 Mr. Frissora has agreed to invest in your common stock at a price of $5.68 per share, as well as, with regard to any additional shares or options that you may decide to issue prior to the effectiveness of your registration statement. Furthermore, your disclosures in the subsequent events footnote to your financial statements for the period ended December 31, 2005 and the interim period should be expanded to discuss the accounting treatment of your common stock and option issuances. Please refer to the guidance outlined in paragraph 182 of the AICPA Audit and Accounting Practice Aid "Valuation of Privately-Held-Company Equity Securities Issued as Compensation".

        The Company supplementally advises the Staff that, in accordance with the AICPA Practice Aid, Valuation Of Privately-Held-Company Equity Securities Issued As Compensation, Hertz engaged an independent valuation specialist, Duff & Phelps, to perform a valuation of the common stock at May 15, 2006 and June 30, 2006 to assist its management in its determination of the value of the common stock. The May 15th date was selected as it falls between the initial stock purchase and option grant date of May 5, 2006 and the second option grant date of May 18, 2006. The June 30th date was selected because it coincides with the payment of the Hertz Holdings Dividend.

        In estimating the range of concluded values, Duff & Phelps applied an equal weighting to the results of each of the three approaches utilized in the analysis: the income, market transaction, and market comparable valuation approaches. The projections used in the income approach were provided by Company management and represented best estimates of future performance at the respective valuation dates. The discount rate for the income approach was based on a calculated weighted average cost of capital ("WACC") primarily using Dollar Thrifty Group as a basis for estimating an appropriate cost of equity, and BBB debt as a basis for an estimate of the cost of debt. The calculated WACC was 10.7% as of May 15th, and 10.4% as of June 30th. The implied internal rate of return ("IRR") from the December 21, 2005 acquisition was 10.7%. A discount rate of 10.7% was used for the May 15 and June 30 valuation dates.

        For the market transaction approach, the acquisition of Hertz on December 21, 2005 was used, as all other comparable equity transactions in the industry were more than three years old. For the market comparable approach, Dollar Thrifty Automotive Group was used for the rental car business and United Rentals was used for equipment rental business.

        For the market comparable analysis, Duff & Phelps conducted a review of the revenue and EBITDA multiples for these companies on various dates to ensure that a valid comparison was being made, and Duff & Phelps made certain adjustments to the peer company multiples as a result of this analysis. At the time of the valuation, the number of relevant comparable public companies was very limited. Management and the Compensation Committee of the Board of Directors believe the valuation approaches employed by Duff & Phelps are appropriate for an enterprise such as Hertz, which has an established financial history of profitable operations and generation of positive cash flows. The results of the approaches were not significantly different from one another.

        A marketability discount of 15.4% was applied to the May 15, 2006 valuation range, which was calculated using three different holding period scenarios, each with a different probability of an IPO or exit event. After applying the 15.4% discount, the indicated equity fair value range for a controlling, non-marketable interest in Hertz was $8.90 to $11.20 per share. The mid-point of this range is $10.05 per share. Consequently, Management and the Compensation Committee of the Board of Directors believe that $10.00 per share is an appropriate fair value as of the May grant dates.

        A marketability discount of 11.9% was applied to the June 30, 2006 valuation range, which was calculated using three different holding period scenarios, each with a different probability of an IPO or exit event. After applying the 11.9% discount, the indicated equity fair value range for a controlling, non-marketable interest in Hertz was $10.40 to $12.80 per share. The midpoint of this range is $11.60 per share. Consequently, Management and the Compensation Committee of the Board of Directors believe that $12.00 per share (or $7.68 per share after the $4.32 per share Hertz Holdings Dividend) is an appropriate fair value as of June 30, 2006.

        In addition to the valuation prepared by Duff & Phelps, Management and the Board also considered the revenue and EBITDA multiples for Avis which, although that rental car business became publicly traded after the valuation dates, supports the multiples that are implied by the established values of our common stock.

        As of the time of this filing, no range of offering prices has been determined. If the offering is consummated, the Company acknowledges that the offering price will likely be higher than the values of its common stock on the dates that options were granted or shares were sold. However, consistent with the Valuation Of Privately-Held-Company Equity Securities Issued As Compensation, AICPA Practice Aid, Hertz management believes that the ultimate offering price itself, should the offering be completed, is not likely to be a reasonable estimate of the fair value for the pre-offering equity transactions of the Company for a variety of reasons. As with all public offerings, the marketability provided by the offering event itself increases the enterprise value as it would allow the Company access to the public capital markets, resulting in greater liquidity and a lower cost of capital. In addition, the Company believes that the public offering market has been very volatile and at each grant date there was significant uncertainty regarding the timing and viability of an initial public offering of the Company's common stock.

        Moreover, Management believes the value ascribed to the Company will be significantly based upon its most recent results. At the time of the valuations, there was uncertainty regarding the Company's expected performance during the third quarter, which is traditionally the most profitable period for the Company, and the fourth quarter of 2006. Furthermore, conditions in the industries in which the Company operates have varied dramatically as a result of current events, such as the threats of terrorist attacks which have impacted the travel industry from time to time, and prevailing general economic conditions, including, among other things, fuel prices. The Company believes that the uncertainty resulting from the preceding factors was properly considered in its assessment of the Company's value as of the dates the options were granted and the shares were sold.

        The Company anticipates that any difference between the offering price range and the respective valuations discussed above will result from factors such as those discussed above.

        The Company has revised the disclosure at page 87 of Amendment No. 1 to discuss the valuation methodologies that were utilized. The Company believes that the current disclosure in Note 9 to the unaudited interim financial statements properly discloses the accounting for the option grants and share issuances.

Swaptions, page F-79

53.
We note your disclosure that in May of 2006, HIL purchased two swaptions in connection with the forecasted issuance of permanent take-out international asset-based facilities. To the extent that you enter into formal commitments for new permanent take-out international asset-based facilities, and the terms of such facilities become known prior to the effectiveness of your registration statement, please expand your disclosures in the subsequent events footnote to your financial statements for the period ended December 31, 2005, and the interim period included in your registration statement, to discuss the following:

•
The amount of commitment that you obtained.

•
The interest rate(s) related to your facilities.

•
The maturity date(s) of the facilities.

•
Significant covenants, if any, that are associated with the facilities.

•
The restrictions, if any, on your ability to pay dividends.

•
Any other significant attributes of the facilities.

  The "Liquidity and Capital Resources" section of your MD&A should also be revised to discuss the terms of any new debt facilities that you enter. Please refer to the requirements of Item 303(a)(1) of Regulation S-K.

        The Company acknowledges the Staff's comment, and supplementally advises the Staff that the Company has not entered into any formal commitments for new permanent take-out international asset-based facilities that were not previously disclosed in the Registration Statement.

Hertz Holdings Loan Facility and Dividend, page F-79

54.
Please expand the disclosures in Note 17 to your financial statements for the year ended December 31, 2005 and Note 13 to your financial statements for the period ended March 31, 2006 to discuss the terms of the Hertz Holdings Loan Facility in greater detail. For example, please specifically discuss the expiration date of the facility, the option to convert the loan facility at its expiration date, the interest rate or basis for determining the interest rate (both prior to and if converted to senior unsecured notes), and the fact that additional interest will be accrued against any deferred interest payments. In addition, you should disclose any other material terms of the loan facility.

        The Company acknowledges the Staff's comment and supplementally advises the Staff that, in updating the disclosures in Amendment No. 1 to reflect the Company's financial information for the six month period ended June 30, 2006, the Company has included disclosure discussing the terms of the Hertz Holdings Loan Facility in greater detail in Note 7 to its financial statements for the period ended June 30, 2006. The Company respectfully submits that it believes additional disclosure regarding the Hertz Holdings Loan Facility in Note 17 to the financial statements for the year ended December 31, 2005 is not necessary, and additional disclosure in the Subsequent Events note to the financial statements for the interim period presented would not be appropriate, in each case because the Hertz Holdings Loan Facility is now presented as an event occurring within the period covered by the financial statements presented for the six month period ended June 30, 2006.

55.
We note from your discussion of "The Offering" on page 8 of your registration statement, that you expect the exercise prices of your outstanding stock options to be adjusted downward by an amount equal to the Hertz Holdings Dividend paid on June 30, 2006 ($4.32 per share). It appears that the expected adjustment to the exercise of your options would represent a modification to the terms of your outstanding equity awards. As such, it appears that the expected adjustment would trigger re-measurement of your outstanding stock options in accordance with paragraph 51 of SFAS No. 123(R). Therefore, should you decide to reduce the exercise price of your outstanding options (as expected), please disclose the following information in MD&A:

  •
  A description of the modification made to your stock options.

  •
  The aggregate compensation expense that will be recognized over the vesting or service period of your outstanding options, based upon the fair value of your stock options as determined on the re-measurement date.

  •
  A detailed description of how the aggregate and/or incremental compensation expense that will be recognized was calculated, including a discussion of the specific methods and significant assumptions applied to your computation.

  •
  The amount of compensation expense that will be recognized during the quarterly period in which your initial public offering is completed.

        The subsequent events footnote to your financial statements for year ended December 31, 2005 and the interim period, as well as, all other applicable areas of your registration statement should also be revised to provide similar disclosures.

        In response to the Staff's comment, the Company has revised the disclosure on page 87 of Amendment No. 1 to discuss the modification to the exercise price of outstanding options in connection with the Hertz Holdings Dividend. In addition, the Company has revised the disclosure in Note 17 to the annual financial statements on page F-85. The Company respectfully submits that it believes the disclosures in Note 9 to the unaudited interim financial statements properly disclose the modification and the impacts thereof.

Item 16. Exhibits and Financial Statement Schedules

56.
Please file the Stock Purchase Agreement dated September 12, 2005 as an exhibit to the registration statement. See Item 601(b)(2) of Regulation S-K.

        In response to the Staff's comment, the Company has incorporated by reference the Stock Purchase Agreement, dated September 12, 2005, among CCMG Holdings, Inc., Ford Holdings LLC and Ford Motor Company to Exhibit 2 to the Quarterly Report on Form 10-Q of Ford Motor Company, as filed on November 7, 2005.

57.
You indicate that Exhibit 21.1, list of subsidiaries, is incorporated by reference to the exhibit of the same number to the Annual Report on Form 10-K of The Hertz Corporation, as filed on April 5, 2006. We cannot locate this exhibit. Please advise or file.

        In response to the Staff's comment, the Company has revised the exhibit index in Amendment No. 1 to indicate that Exhibit 21.1 is incorporated by reference to the exhibit of the same number to the Current Report on Form 8-K of The Hertz Corporation, as filed on March 31, 2006.

* * * * *

        If you have any questions regarding this letter, please do not hesitate to call Steven Slutzky at (212) 909-6036, Lee Barnum at (212) 909-6431 or Kristine Hutchinson at (212) 909-6160.

                      Sincerely,
                      /s/ Steven J. Slutzky
                      Steven J. Slutzky

cc:
H. Yuna Peng
Jeffrey Sears
Michael Fay
    Securities and Exchange Commission
Mark P. Frissora
Paul J. Siracusa
Harold E. Rolfe, Esq.
Richard Foti
    Hertz Global Holdings, Inc.

Enclosures